Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

BURLINGTON NORTHERN SANTA FE

INVESTMENT AND RETIREMENT PLAN

SCHEDULE H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

(Dollars in thousands)

EIN 27-1754839
Attachment to Form 5500, Schedule H, Line 4i:	Plan # 002
(in thousands)

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower or Similar Party	Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value
*	BNSF 401(k) Plans Master Trust	Investment in Master Trust	$2,753,980
*	Notes receivable from participants	Interest rates of 4.25% - 9.50% with maturities from less than one year to fifteen years	29,399
	Total assets held for investment purposes		$2,783,379

* Represents a party-in-interest, as defined by ERISA.

Column (d) is excluded from the presentation, as all investing activity is participant-directed;

therefore, no disclosure of cost information is required.